Parent only Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Amounts due from a subsidiary	$ 12,314,553
Total current assets	12,314,553
Non-current assets:
Investment in a subsidiary	1	1
Amounts due from a subsidiary		2,585,944
Deferred offering cost		620,193
Total non-current assets	1	3,206,138
TOTAL ASSETS	12,314,554	3,206,138
Current liabilities:
Amount due to a director	1	1
Total current liabilities	1	1
TOTAL LIABILITIES	1	1
Commitments and contingencies
Shareholders’ equity
Ordinary shares, US$0.00005 par value, 1,000,000,000 shares authorized, and 21,265,000 shares and 51,265,000 issued and outstanding as of December 31, 2024 and June 30, 2025, respectively	2,563	1,063
Additional paid-in capital	13,568,498	3,583,180
Share-based award reserves	352,000
Accumulated losses	(1,610,106)	(378,106)
Accumulated other comprehensive income	1,598
Total shareholders’ equity	12,314,553	3,206,137
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 12,314,554	$ 3,206,138